Note 4 - Fair Value Measurements (Details) - Amortized Cost and Fair Value of Long-Term Debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Note 4 - Fair Value Measurements (Details) - Amortized Cost and Fair Value of Long-Term Debt [Line Items]
Long-term debt carrying amount	$ 3,813		$ 3,553
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value Measurements (Details) - Amortized Cost and Fair Value of Long-Term Debt [Line Items]
Long-term debt fair value (1)	$ 3,956	[1]	$ 4,057	[1]

[1]	Fair value determined using Level 2 inputs.